US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Consolidated Schedule of Investments

(Stated in United States Dollars, unless otherwise noted)

(In thousands, except share data)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Senior Secured Loans- First Lien — 102.4%

Aerospace & Defense — 3.2%
Horizon CTS Buyer LLC	Revolver 1L 03/25	SOFR + 4.75%	3/29/2032	$6,925	$1,201	(b) (c)
Horizon CTS Buyer LLC	TL 1L 03/25	SOFR + 4.75%	3/29/2032	11,656	11,626	(b)
Horizon CTS Buyer LLC	TL 1L 11/25	SOFR + 4.75%	3/29/2032	19,944	19,892	(b)
Horizon CTS Buyer LLC	TL 1L DD 03/25	SOFR + 4.75%	3/29/2032	2,205	2,199	(b)
Horizon CTS Buyer LLC	TL 1L DD 11/25	SOFR + 4.75%	3/29/2032	8,310	(22)	(b) (c)
West Star Aviation Inc	Revolver 1L 05/25	SOFR + 4.50%	5/20/2032	1,995	199	(b) (c)
West Star Aviation Inc	TL 1L 05/25	SOFR + 4.50%	5/20/2032	14,192	14,277	(b)
West Star Aviation Inc	TL 1L DD 05/25	SOFR + 4.50%	5/20/2032	2,983	2,303	(b) (c)

Air Freight & Logistics — 2.7%
CSafe Global	Revolver 1L 03/24	SOFR + 5.75%	3/8/2029	3,598	1,187	(b) (c)
CSafe Global	TL 1L 03/24 (GBP)	SONIA + 5.75%	12/14/2028	4,762	6,303	(b) (g)
CSafe Global	TL 1L 03/24 (Incremental)	SOFR + 5.75%	12/14/2028	34,131	34,131	(b)
CSafe Global	TL 1L 11/24 (Incremental)	SOFR + 5.75%	12/14/2028	801	801	(b)
CSafe Global	TL 1L DD 03/24	SOFR + 5.75%	12/14/2028	1,444	1,444	(b)

Application Software — 8.6%
Flexera Software LLC	Revolver 1L 08/25	SOFR + 4.50%	8/16/2032	1,685	(50)	(b) (c)
Flexera Software LLC	TL 1L 08/25	SOFR + 4.50%	8/16/2032	20,777	20,052	(b)
Flexera Software LLC	TL 1L 08/25 (EUR)	EURIBOR + 4.50%	8/16/2032	6,270	6,995	(b)
Flexera Software LLC	TL 1L 12/25	SOFR + 4.50%	8/16/2032	8,110	7,827	(b)
Follett Software Co	TL 1L 04/25	SOFR + 4.50%	8/29/2031	9,490	9,490	(b)
Follett Software Co	Revolver 1L 04/25	SOFR + 4.50%	8/30/2030	891	-	(b) (c)
Granicus Inc	TL 1L 01/24 (Unitranche) PIK	SOFR + 3.75% (2.00% PIK)	1/17/2031	16,597	16,597	(b) (d)
Granicus Inc	TL 1L DD 01/24 PIK	SOFR + 3.00% (2.00% PIK)	1/17/2031	6,906	6,906	(b) (d)
Granicus Inc	Revolver 1L 01/24	SOFR + 5.25%	1/17/2031	2,282	-	(b) (c)
Granicus Inc	TL 1L DD 08/24 PIK	SOFR + 3.00% (2.25% PIK)	1/17/2031	670	-	(b) (c) (d)
Personify Health Inc	TL 1L 11/23 PIK	SOFR + 5.75%	11/8/2029	8,917	8,103	(b)
PROS Holdings Inc	TL 1L 12/25	SOFR + 4.75%	12/9/2032	3,908	3,861	(b)
PROS Holdings Inc	Revolver 1L 12/25	SOFR + 4.75%	12/9/2032	453	(2)	(b) (c)
SAMBA Safety Inc	TL 1L DD 12/25	SOFR + 4.75%	12/19/2032	384	(8)	(b) (c)
SAMBA Safety Inc	Revolver 1L 12/25	SOFR + 4.75%	12/20/2032	286	13	(b) (c)
SAMBA Safety Inc	TL 1L 12/25	SOFR + 4.75%	12/20/2032	3,163	3,100	(b)
Sphera Solutions Inc	TL 1L 09/25	SOFR + 4.50%	9/24/2032	13,001	12,371	(b)
Sphera Solutions Inc	Revolver 1L 09/25	SOFR + 4.50%	9/24/2032	1,773	305	(b) (c)
Sphera Solutions Inc	TL 1L DD 09/25	SOFR + 4.50%	9/24/2032	2,660	(129)	(b) (c)
Spins LLC	TL 1L DD 02/25 (Restated)	SOFR + 4.75%	1/22/2029	1,181	1,181	(b)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes
Spins LLC	TL 1L 02/25 (Restated)	SOFR + 4.75%	1/22/2029	$15,074	$15,074	(b)
Spins LLC	TL 1L DD 02/25 (Amendment #1)	SOFR + 4.75%	1/22/2029	1,444	1,444	(b)
Spins LLC	Revolver 1L 02/25	SOFR + 4.75%	1/22/2029	1,724	-	(b) (c)
Spins LLC	TL 1L 01/26	SOFR + 4.75%	1/22/2029	5,938	5,899	(b)
Vermont Information Processing Inc	TL 1L 01/25	SOFR + 4.75%	1/30/2032	5,962	5,805	(b)
Vermont Information Processing Inc	TL 1L DD 01/25	SOFR + 4.75%	1/30/2032	2,503	(66)	(b) (c)
Vermont Information Processing Inc	Revolver 1L 12/24	SOFR + 4.75%	1/30/2032	751	(16)	(b) (c)
Vitu	TL 1L 01/25	SOFR + 4.50%	1/6/2032	14,456	14,601	(b)
Vitu	Revolver 1L 01/25	SOFR + 4.50%	1/6/2031	2,367	-	(b) (c)

Asset Management & Custody Banks — 3.5%
Rockefeller Capital Management LP	TL 1L 12/25	SOFR + 4.50%	12/2/2032	57,766	57,512	(b)
Rockefeller Capital Management LP	TL 1L DD 12/25	SOFR + 4.50%	12/2/2032	5,636	(25)	(b) (c)

Cargo Ground Transportation — 1.0%
Lazer Logistics Inc	TL 1L B 05/23 (Unitranche)	SOFR + 4.80%	5/6/2030	11,193	11,305	(b)
Lazer Logistics Inc	TL 1L DD 05/23	SOFR + 4.80%	5/6/2030	1,696	1,713	(b)
Lazer Logistics Inc	Revolver 1L 05/23	SOFR + 4.80%	5/4/2029	1,388	-	(b) (c)
Lazer Logistics Inc	TL 1L DD 11/23	SOFR + 4.80%	5/4/2030	1,030	1,040	(b)
Lazer Logistics Inc	TL 1L 11/23	SOFR + 4.80%	5/6/2030	512	517	(b)
Lazer Logistics Inc	TL 1L DD 12/25 (New)	SOFR + 4.80%	5/4/2030	2,601	1,868	(b) (c)

Commercial & Residential Mortgage Finance — 0.9%
Rialto Capital Management LLC	TL 1L 12/24	SOFR + 4.75%	12/5/2030	11,355	11,468	(b)
Rialto Capital Management LLC	Revolver 1L 12/24	SOFR + 4.75%	12/5/2030	749	-	(b) (c)
Rialto Capital Management LLC	TL 1L 12/25	SOFR + 4.75%	12/5/2030	3,254	3,287	(b)

Construction & Engineering — 9.1%
Frontline Road Safety LLC	TL 1L 03/25 PIK	SOFR + 2.50% (2.25% PIK)	3/4/2032	40,296	40,207	(b) (d)
Frontline Road Safety LLC	TL 1L DD 03/25 PIK	SOFR + 2.75% (2.00% PIK)	3/4/2032	11,824	11,798	(b) (d)
Frontline Road Safety LLC	Revolver 1L 03/25	SOFR + 4.75%	3/4/2032	6,729	(15)	(b) (c)
Frontline Road Safety LLC	TL 1L DD 10/25	SOFR + 4.75%	3/4/2032	6,248	3,191	(b) (c)
Frontline Road Safety LLC	TL 1L DD 05/25 (Add-on) PIK	SOFR + 2.50% (2.25% PIK)	3/4/2032	5,814	5,801	(b) (d)
Frontline Road Safety LLC	TL 1L 12/25 PIK	SOFR + 2.50% (2.25% PIK)	3/4/2032	3,658	3,650	(b) (d)
Orion Services Group	TL 1L 11/25	SOFR + 4.50%	11/26/2032	7,874	7,799	(b)
Orion Services Group	TL 1L DD 11/25	SOFR + 4.50%	11/26/2032	2,590	493	(b) (c)
Pike Corp	TL 1L 12/25	SOFR + 4.50%	12/20/2032	19,655	19,311	(b)
Pike Corp	TL 1L DD 12/25	SOFR + 4.50%	12/20/2032	4,273	(75)	(b) (c)
Pike Corp	Revolver 1L 12/25	SOFR + 4.50%	12/20/2032	2,849	(50)	(b) (c)
Turnpoint Services Inc	Revolver 1L 06/24	SOFR + 5.00%	6/17/2030	1,236	466	(b) (c)
Turnpoint Services Inc	TL 1L 06/24 PIK	SOFR + 2.75% (2.75% PIK)	6/17/2031	10,088	9,856	(b) (d)
Turnpoint Services Inc	TL 1L DD 06/24	SOFR + 5.00%	6/17/2031	1,978	(45)	(b) (c)
Woolpert Inc	TL 1L 09/25	SOFR + 4.50%	4/5/2032	39,690	39,837	(b)
Woolpert Inc	Revolver 1L 09/25	SOFR + 4.50%	4/5/2031	5,092	1,477	(b) (c)
Woolpert Inc	TL 1L DD 09/25	SOFR + 4.50%	4/5/2032	10,185	3,399	(b) (c)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Construction Machinery & Heavy Transportation Equipment — 0.3%
Shaw Development LLC	TL 1L 10/23	SOFR + 6.00%	10/30/2029	$5,636	$5,574	(b)

Consumer Finance — 2.1%
Homrich & Berg Inc	TL 1L 11/24	SOFR + 4.75%	11/17/2031	6,236	6,265	(b)
Homrich & Berg Inc	TL 1L DD 11/24	SOFR + 4.75%	11/17/2031	7,483	7,518	(b)
Homrich & Berg Inc	Revolver 1L 11/24	SOFR + 4.75%	8/18/2031	1,512	991	(b) (c)
Homrich & Berg Inc	TL 1L DD 01/26	SOFR + 4.50%	11/17/2031	5,807	807	(b) (c)
MAI Capital Management LLC	Revolver 1L 08/24	SOFR + 4.75%	8/29/2031	1,967	728	(b) (c)
MAI Capital Management LLC	TL 1L 08/24	SOFR + 4.75%	8/29/2031	5,675	5,732	(b)
MAI Capital Management LLC	TL 1L DD 08/24	SOFR + 4.75%	8/29/2031	3,335	3,369	(b)
MAI Capital Management LLC	TL 1L DD 06/25	SOFR + 4.75%	8/29/2031	8,458	5,763	(b) (c)
Wealth Enhancement Group LLC	Revolver 1L 05/22 (Add-on)	SOFR + 4.25%	10/2/2028	176	-	(b) (c)
Wealth Enhancement Group LLC	TL 1L DD 02/24	SOFR + 4.25%	10/2/2028	594	594	(b)
Wealth Enhancement Group LLC	TL 1L DD 12/24	SOFR + 4.25%	10/2/2028	4,234	2,759	(b) (c)
Wealth Enhancement Group LLC	TL 1L DD 08/25 (Add-on & Reprice)	SOFR + 4.50%	10/2/2028	1,529	-	(b) (c)

Diversified Financial Services — 0.9%
Safe-Guard Products International LLC	TL 1L 03/24	SOFR + 4.75%	4/3/2030	14,044	14,044	(b)
Safe-Guard Products International LLC	Revolver 1L 03/24	SOFR + 4.75%	4/3/2030	2,450	-	(b) (c)

Diversified Support Services — 8.6%
Apex Service Partners LLC	DDTL 1L 09/24 (Replacement)	SOFR + 5.00%	10/24/2030	1,912	1,931	(b)
Apex Service Partners LLC	TL 1L DD 09/24 (OpCo)	SOFR + 5.00%	10/24/2030	13,316	13,450	(b)
Apex Service Partners LLC	TL 1L 09/24	SOFR + 5.00%	10/24/2030	7,424	7,499	(b)
Apex Service Partners LLC	Revolver 1L 09/24	SOFR + 5.00%	10/24/2029	641	294	(b) (c)
Apex Service Partners LLC	TL 1L DD 11/25	SOFR + 4.75%	10/24/2030	7,731	903	(b) (c)
Magna Legal Services LLC	TL 1L 11/22	SOFR + 4.50%	11/21/2029	8,608	8,608	(b)
Magna Legal Services LLC	Revolver 1L 11/22	SOFR + 4.50%	11/22/2028	1,034	-	(b) (c)
Magna Legal Services LLC	TL 1L DD 11/22	SOFR + 4.50%	11/21/2029	2,410	2,410	(b)
Magna Legal Services LLC	TL 1L DD 12/23	SOFR + 4.50%	11/22/2029	3,638	3,638	(b)
Magna Legal Services LLC	TL 1L DD 02/26	SOFR + 4.50%	11/22/2029	4,459	-	(b) (c)
Service Express Inc	TL 1L 12/25 (Incremental)	SOFR + 4.50%	12/23/2032	34,986	34,763	(b)
Service Express Inc	TL 1L DD 12/25 (Incremental)	SOFR + 4.50%	12/23/2032	7,302	(47)	(b) (c)
Service Express Inc	TL 1L A 12/25 (Refinancing)	SOFR + 4.50%	12/23/2032	25,545	25,381	(b)
Service Express Inc	TL 1L B 12/25 (Refinancing)	SOFR + 4.50%	12/23/2032	67	67	(b)
Service Express Inc	Revolver 1L 12/25 (Incremental)	SOFR + 4.50%	12/23/2032	8,542	(55)	(b) (c)
Service Logic LLC	TL 1L 12/25 PIK	SOFR + 2.50% (2.25% PIK)	12/16/2032	18,621	18,446	(b) (d)
Service Logic LLC	TL 1L DD 12/25	SOFR + 4.50%	12/16/2032	5,108	(48)	(b) (c)
Service Logic LLC	Revolver 1L 12/25	SOFR + 4.50%	12/16/2032	2,554	725	(b) (c)
USIC Holdings Inc	TL 1L 09/24	SOFR + 5.50%	9/10/2031	18,068	18,429	(b)
USIC Holdings Inc	TL 1L DD 09/24	SOFR + 5.50%	9/10/2031	1,073	760	(b) (c)
USIC Holdings Inc	Revolver 1L 09/24	SOFR + 5.25%	9/10/2031	3,104	2,696	(b) (c)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Education Services — 1.2%
Cadence Education LLC	TL 1L 05/24 (Unitranche)	SOFR + 5.00%	5/1/2031	$11,334	$11,191	(b)
Cadence Education LLC	TL 1L DD 05/24	SOFR + 5.00%	5/1/2031	2,979	2,942	(b)
Cadence Education LLC	Revolver 1L 05/24	SOFR + 5.00%	5/1/2030	1,767	(22)	(b) (c)
Learning Experience Corp/The	Revolver 1L 07/25	SOFR + 4.75%	7/1/2032	1,122	-	(b) (c)
Learning Experience Corp/The	TL 1L 07/25	SOFR + 4.75%	7/1/2032	5,099	5,128	(b)

Electrical Component & Equipment — 3.5%
Clarience Technologies LLC	TL 1L 06/25 (2025 Incremental)	SOFR + 4.75%	2/13/2032	1,103	1,092	(b)
Clarience Technologies LLC	TL 1L DD-B 06/25	SOFR + 4.75%	2/13/2032	10,666	4,110	(b) (c)
Clarience Technologies LLC	TL 1L DD-C 06/25	SOFR + 4.75%	2/13/2032	5,305	(53)	(b) (c)
Clarience Technologies LLC	TL 1L 06/25 (2025 Replacement)	SOFR + 4.75%	2/13/2032	51,446	50,931	(b)
Clarience Technologies LLC	Revolver 1L 06/25 (2025 Replacement)	SOFR + 4.75%	2/13/2031	5,305	(53)	(b) (c)
Clarience Technologies LLC	TL 1L DD-A 06/25	SOFR + 4.75%	2/13/2032	1,108	1,097	(b)

Environmental & Facilities Services — 6.1%
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 01/24	SOFR + 5.25%	1/31/2031	16,378	16,378	(b)
Arcwood Environmental (fka Heritage Environmental Services Inc)	Revolver 1L 01/24	SOFR + 5.25%	1/31/2030	2,454	-	(b) (c)
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 09/24	SOFR + 5.00%	1/31/2031	1,815	1,815	(b)
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L DD 09/24	SOFR + 5.00%	1/31/2031	971	971	(b)
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L 09/25	SOFR + 5.00%	1/31/2031	1,397	1,397	(b)
Arcwood Environmental (fka Heritage Environmental Services Inc)	TL 1L DD 09/25	SOFR + 5.00%	1/31/2031	1,254	1,254	(b)
CLEAResult Consulting Inc	TL 1L 08/24	SOFR + 4.75%	8/27/2031	14,020	14,160	(b)
CLEAResult Consulting Inc	TL 1L DD 08/24	SOFR + 4.75%	8/27/2031	3,549	35	(b) (c)
CLEAResult Consulting Inc	Revolver 1L 08/24	SOFR + 4.75%	8/27/2031	2,366	-	(b) (c)
Denali Water Solutions LLC	TL 1L DD 03/26 (Add-on)	SOFR + 4.75%	11/19/2032	1,362	(7)	(b) (c)
Denali Water Solutions LLC	TL 1L 03/26 (Add-on)	SOFR + 4.75%	11/19/2032	1,362	1,355	(b)
Denali Water Solutions LLC	TL 1L 11/25	SOFR + 4.75%	11/19/2032	28,709	28,565	(b)
Denali Water Solutions LLC	Revolver 1L 11/25	SOFR + 4.75%	11/19/2032	5,220	2,410	(b) (c)
Resa Power LLC	TL 1L 04/25	SOFR + 4.50%	4/28/2032	22,314	22,537	(b)
Resa Power LLC	TL 1L DD 04/25	SOFR + 4.50%	4/28/2032	3,155	32	(b) (c)
Resa Power LLC	Revolver 1L 04/25	SOFR + 4.50%	4/28/2032	2,458	-	(b) (c)
Resa Power LLC	Revolver 1L 04/25 (CAD Multi Currency)	SOFR + 4.50%	4/28/2032	307	-	(b) (c)
Xylem Kendall	TL 1L 06/25	SOFR + 5.75%	4/22/2030	5,577	5,534	(b)
Xylem Kendall	TL 1L DD 06/25 (7th Amendment)	SOFR + 5.75%	4/22/2030	8,416	1,553	(b) (c)
Xylem Kendall	TL 1L DD-A 06/25 (6th Amendment)	SOFR + 5.75%	4/22/2030	340	338	(b)
Xylem Kendall	Revolver 1L 06/25	SOFR + 5.87%	4/22/2030	1,157	836	(b) (c)

Food Distributors — 1.0%.
Lipari Foods LLC	TL 1L 10/22	SOFR + 6.50%	10/31/2028	14,594	14,590	(b)
Lipari Foods LLC	TL 1L DD 10/22	SOFR + 6.50%	10/31/2028	1,876	1,876	(b)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Health Care Equipment — 1.7%
Zeus Industrial Products Inc	TL 1L 02/24	SOFR + 5.40%	2/28/2031	$25,910	$24,459	(b)
Zeus Industrial Products Inc	TL 1L DD 02/24	SOFR + 5.40%	2/28/2031	2,395	2,261	(b)
Zeus Industrial Products Inc	Revolver 1L 02/24	SOFR + 5.40%	2/28/2030	3,624	280	(b) (c)

Health Care Facilities — 0.6%
VetCor Professional Practices LLC	TL 1L B 08/22	SOFR + 5.75%	8/31/2029	4,421	4,303	(b)
VetCor Professional Practices LLC	TL 1L DD 09/23	SOFR + 6.00%	8/31/2029	5,003	4,906	(b)

Health Care Services — 5.4%
Affordable Care Inc	TL 1L 08/21 PIK	SOFR + 2.75% (3.25% PIK)	8/2/2028	3,376	2,438	(b) (d) (h)
Affordable Care Inc	TL 1L DD 08/21 PIK	SOFR + 2.75% (3.25% PIK)	8/2/2028	604	436	(b) (d) (h)
Affordable Care Inc	TL 1L DD 08/23 PIK	SOFR + 2.75% (3.25% PIK)	8/2/2028	655	473	(b) (d) (h)
AVE Holdings I Corp	TL 1L 02/22	SOFR + 5.50%	2/25/2028	3,793	3,610	(b)
Dental Care Alliance Inc	TL 1L 03/21	SOFR + 8.40%	4/3/2028	3,760	3,221	(b) (h)
Dental Care Alliance Inc	TL 1L DD 02/22 (Add-on)	SOFR + 8.40%	4/3/2028	205	176	(b) (h)
Dental Care Alliance Inc	TL 1L 02/22 (Add-on)	SOFR + 6.40%	4/3/2028	411	352	(b) (h)
MB2 Dental Solutions LLC	TL 1L 02/24 (Unitranche)	SOFR + 5.50%	2/13/2031	29,897	30,154	(b)
MB2 Dental Solutions LLC	TL 1L DD 1 02/24	SOFR + 5.50%	2/13/2031	6,172	6,225	(b)
MB2 Dental Solutions LLC	TL 1L DD 2 02/24	SOFR + 5.50%	2/13/2031	4,329	4,367	(b)
MB2 Dental Solutions LLC	Revolver 1L 02/24	SOFR + 5.50%	2/13/2031	2,113	85	(b) (c)
MB2 Dental Solutions LLC	TL 1L DD-3 03/26	SOFR + 5.50%	3/13/2031	7,206	62	(b) (c)
Premise Health Holding Corp	Revolver 1L 11/25	SOFR + 4.75%	11/6/2031	347	(3)	(b) (c)
Premise Health Holding Corp	TL 1L 11/25	SOFR + 4.75%	11/8/2032	3,507	3,479	(b)
Premise Health Holding Corp	TL 1L DD 11/25	SOFR + 4.75%	11/8/2032	1,483	877	(b) (c)
Premise Health Holding Corp	TL 1L 03/26	SOFR + 4.75%	11/8/2032	620	615	(b)
PSKW LLC (dba ConnectiveRx)	TL 1L 12/24	SOFR + 5.50%	3/9/2028	31,692	31,692	(b)

Health Care Supplies — 3.1%
PCI Pharma Services	TL 1L 07/25	SOFR + 5.00%	10/15/2032	45,760	45,302	(b)
PCI Pharma Services	TL 1L DD 07/25 (Initial Dollar)	SOFR + 5.00%	10/15/2032	7,295	(73)	(b) (c)
PCI Pharma Services	TL 1L DD 07/25 (Alternative Currency)	SOFR + 5.00%	10/15/2032	4,188	4,113	(b)
PCI Pharma Services	Revolver 1L 07/25	SOFR + 5.00%	10/15/2032	5,409	(54)	(b) (c)
PCI Pharma Services	TL 1L DD 07/25 (Special Interest)	SOFR + 5.00%	10/15/2032	1,050	545	(b) (c)
PCI Pharma Services	TL 1L DD-1 10/25	SOFR + 5.00%	10/15/2032	2,990	(30)	(b) (c)
PCI Pharma Services	TL 1L DD-2 10/25	SOFR + 5.00%	10/15/2032	2,917	(29)	(b) (c)

Health Care Technology — 2.7%
Netsmart Technologies Inc	TL 1L 08/24 PIK	SOFR + 2.74% (2.46% PIK)	8/25/2031	37,742	37,217	(b) (d)
Netsmart Technologies Inc	Revolver 1L 08/24	SOFR + 4.75%	8/25/2031	4,935	(69)	(b) (c)
Netsmart Technologies Inc	TL 1L DD 08/24 PIK	SOFR + 2.50% (2.45% PIK)	8/25/2031	4,838	(67)	(b) (c) (d)
Netsmart Technologies Inc	TL 1L 11/25 (Incremental) PIK	SOFR + 2.05% (2.70% PIK)	8/25/2031	6,234	6,147	(b) (d)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

Highways & Railtracks — 0.6%
Eagle Railcar Services Roscoe Inc	TL 1L 06/25	SOFR + 4.50%	6/14/2032	$9,230	$9,211	(b)
Eagle Railcar Services Roscoe Inc	TL 1L DD 06/25	SOFR + 4.50%	6/14/2032	1,933	(4)	(b) (c)
Eagle Railcar Services Roscoe Inc	Revolver 1L 06/25	SOFR + 4.50%	6/14/2032	1,739	(3)	(b) (c)

Hotels, Resorts & Cruise Lines — 0.3%
Highgate Hotels Inc	TL 1L 11/23	SOFR + 5.50%	11/5/2029	4,150	4,150	(b)
Highgate Hotels Inc	Revolver 1L 11/23	SOFR + 5.50%	11/5/2029	531	180	(b) (c)
Highgate Hotels Inc	TL 1L DD 12/25	SOFR + 5.50%	11/5/2029	3,408	34	(b) (c)

Human Resource & Employment Services — 0.4%
Insight Global LLC	TL 1L 11/24	SOFR + 5.00%	9/22/2028	5,791	5,791	(b)
Insight Global LLC	Revolver 1L 11/24	SOFR + 5.00%	9/22/2028	3,326	-	(b) (c)
Insurance Brokers — 6.7%
DOXA Insurance Holdings LLC	TL 1L 12/23	SOFR + 4.50%	12/20/2030	4,697	4,681	(b)
DOXA Insurance Holdings LLC	TL 1L DD 12/23	SOFR + 4.50%	12/20/2030	4,467	4,452	(b)
DOXA Insurance Holdings LLC	Revolver 1L 12/23	SOFR + 4.50%	12/20/2029	1,027	288	(b) (c)
DOXA Insurance Holdings LLC	TL 1L DD 05/24	SOFR + 4.87%	12/20/2030	4,367	2,698	(b) (c)
Foundation Risk Partners Corp	TL 1L 10/21	SOFR + 4.75%	10/29/2030	4,082	4,082	(b)
Foundation Risk Partners Corp	TL 1L DD 10/21	SOFR + 4.75%	10/29/2030	292	292	(b)
Foundation Risk Partners Corp	Revolver 1L 10/21	SOFR + 4.75%	10/29/2029	1,195	224	(b) (c)
Foundation Risk Partners Corp	TL 1L DD 11/23	SOFR + 4.75%	10/29/2030	7,030	7,030	(b)
Foundation Risk Partners Corp	TL 1L DD 05/24	SOFR + 4.75%	10/29/2030	3,153	3,153	(b)
Foundation Risk Partners Corp	TL 1L DD 02/25	SOFR + 4.75%	10/29/2030	5,948	4,161	(b) (c)
Galway Partners Holdings LLC	Revolver 1L 09/21	SOFR + 4.50%	9/29/2028	1,589	604	(b) (c)
Galway Partners Holdings LLC	TL 1L DD 04/23	SOFR + 4.50%	9/29/2028	8,204	8,204	(b)
Galway Partners Holdings LLC	TL 1L B 07/24 (Reprice)	SOFR + 4.50%	9/29/2028	22,377	22,377	(b)
Galway Partners Holdings LLC	TL 1L DD 07/24	SOFR + 4.50%	9/29/2028	444	444	(b)
Galway Partners Holdings LLC	TL 1L DD 02/26	SOFR + 4.50%	9/29/2028	6,380	-	(b) (c)
Higginbotham Insurance Agency Inc	TL 1L 12/25	SOFR + 4.50%	6/11/2031	23,245	23,129	(b)
Higginbotham Insurance Agency Inc	TL 1L DD-A 12/25	SOFR + 4.50%	6/11/2031	1,191	(6)	(b) (c)
Higginbotham Insurance Agency Inc	TL 1L DD-B 12/25	SOFR + 4.50%	6/11/2031	2,784	(14)	(b) (c)
Integrity Marketing Group LLC	TL 1L DD 08/24	SOFR + 5.00%	8/25/2028	2,248	-	(b) (c)
Integrity Marketing Group LLC	TL 1L 08/24	SOFR + 5.00%	8/25/2028	22,315	22,315	(b)
Integrity Marketing Group LLC	Revolver 1L 08/24	SOFR + 5.00%	8/25/2028	543	-	(b) (c)

Interactive Media & Services – 1.5%
BGB Group LLC	TL 1L 12/25	SOFR + 5.25%	2/16/2030	24,695	24,695	(b)
BGB Group LLC	TL 1L DD 12/25	SOFR + 5.25%	2/16/2030	2,052	-	(b) (c)
BGB Group LLC	Revolver 1L 12/25	SOFR + 5.25%	2/16/2030	3,078	-	(b) (c)

Internet Services & Infrastructure – 0.3%
Com Laude Group Ltd	TL 1L 12/25	SOFR + 5.00%	12/30/2032	4,538	4,433	(b)
Com Laude Group Ltd	TL 1L DD 12/25	SOFR + 5.00%	12/30/2032	892	(21)	(b) (c)
Com Laude Group Ltd	Revolver 1L 12/25	SOFR + 5.00%	12/30/2032	357	(6)	(b) (c)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes

IT Consulting & Other Services — 0.1%
New Era Technology LLC	TL 1L 08/25 PIK	SOFR + 6.25% PIK	6/30/2030	$1,859	$1,859	(b) (d)

Leisure Facilities — 1.4%
ClubCorp Club Operations Inc	TL 1L B 07/25	SOFR + 4.75%	7/9/2032	22,351	22,246	(b)
ClubCorp Club Operations Inc	Revolver 1L 07/25	SOFR + 5.00%	7/10/2031	2,442	(11)	(b) (c)
ClubCorp Club Operations Inc	TL 1L B-DD 07/25	SOFR + 5.00%	7/9/2032	1,465	(7)	(b) (c)

Property & Casualty Insurance — 2.2%
Alacrity Solutions Group LLC	TL 1L DD 02/25 (Exit)	SOFR + 5.25%	2/28/2030	1,157	-	(b) (c)
Alacrity Solutions Group LLC	Revolver 1L 02/25	SOFR + 5.25%	2/28/2030	869	-	(b) (c)
Alacrity Solutions Group LLC	TL 1L 02/25 (Takeback) PIK	SOFR + 1.00% (5.25% PIK)	2/28/2030	731	731	(b) (d)
J S Held LLC	Revolver 1L 10/24	SOFR + 4.75%	6/1/2028	1,804	902	(b) (c)
J S Held LLC	TL 1L DD 10/24	SOFR + 4.75%	6/1/2028	5,201	2,882	(b) (c)
J S Held LLC	TL 1L B 10/24	SOFR + 4.75%	6/1/2028	30,927	30,927	(b)

Specialized Consumer Services — 4.7%
BDO USA PA	TL 1L 08/23	SOFR + 5.00%	8/31/2028	5,543	5,521	(b)
BDO USA PA	TL 1L 11/25	SOFR + 4.50%	8/31/2028	1,068	1,064	(b)
Circana Group (f.k.a. NPD Group)	Revolver 1L 04/25	SOFR + 4.25%	12/1/2028	691	-	(b) (c)
Circana Group (f.k.a. NPD Group)	TL 1L 04/25	SOFR + 4.25%	12/1/2029	9,444	9,538	(b)
Legends Hospitality LLC	TL 1L 08/24 PIK	SOFR + 2.75% (2.75% PIK)	8/22/2031	31,373	31,216	(b) (d)
Legends Hospitality LLC	TL 1L DD 08/24	SOFR + 5.00%	8/22/2031	1,784	1,775	(b)
Legends Hospitality LLC	Revolver 1L 08/24	SOFR + 5.00%	8/22/2030	3,589	1,866	(b) (c)
Spotless Brands LLC	TL 1L 02/23	SOFR + 5.75%	7/25/2028	5,829	5,859	(b)
Spotless Brands LLC	TL 1L DD 02/23	SOFR + 5.75%	7/25/2028	8,875	8,922	(b)
Spotless Brands LLC	TL 1L DD E 08/24	SOFR + 5.50%	7/25/2028	8,127	8,127	(b)
Spotless Brands LLC	TL 1L DDTL 09/25	SOFR + 5.00%	7/25/2028	3,479	619	(b) (c)

Specialty Chemicals — 1.6%
DuBois Chemicals Inc	Revolver 1L 06/24	SOFR + 5.00%	6/13/2031	3,818	-	(b) (c)
DuBois Chemicals Inc	TL 1L 06/24	SOFR + 5.00%	6/13/2031	22,831	22,838	(b)
DuBois Chemicals Inc	TL 1L DD 06/24	SOFR + 5.00%	6/13/2031	3,818	2,711	(b) (c)

Systems Software — 13.8%
Bonterra LLC	TL 1L 03/25	SOFR + 4.75%	3/5/2032	50,051	49,170	(b)
Bonterra LLC	Revolver 1L 03/25	SOFR + 4.75%	3/5/2032	5,452	1,384	(b) (c)
Bonterra LLC	TL 1L DD 03/25	SOFR + 4.75%	3/5/2032	5,452	5,356	(b)
Bonterra LLC	TL 1L DD 10/25	SOFR + 4.75%	3/5/2032	13,554	6,674	(b) (c)
Conservice LLC	TL 1L 02/26	SOFR + 4.50%	2/25/2033	11,502	11,330	(b)
Conservice LLC	Revolver 1L 02/26	SOFR + 4.50%	2/25/2033	1,566	(8)	(b) (c)
GE Digital LLC	TL 1L 03/26 (Closing Date Acquisition)	SOFR + 4.75%	3/2/2033	1,373	1,367	(b)
GE Digital LLC	TL 1L 03/26 (Specified Acquisition)	SOFR + 4.75%	3/2/2033	1,668	1,659	(b)
GE Digital LLC	Revolver 1L 03/26	SOFR + 4.75%	3/2/2033	540	-	b) (c)

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Issuer	Asset	Reference Rate & Spread	Maturity Date	Par/Shares	Fair Value	Footnotes
Gigamon Inc	TL 1L 03/22	SOFR + 5.75%	3/9/2029	$4,372	$4,139	(b)
Jeppesen Holdings LLC	TL 1L 10/25	SOFR + 4.75%	10/31/2032	45,322	44,339	(b)
Jeppesen Holdings LLC	Revolver 1L 10/25	SOFR + 4.75%	10/31/2032	2,350	(74)	(b) (c)
Med-Metrix	TL 1L 07/25	SOFR + 4.50%	7/21/2032	28,686	28,456	(b)
Med-Metrix	Revolver 1L 07/25	SOFR + 4.50%	7/21/2032	5,077	-	(b) (c)
Med-Metrix	TL 1L DD 07/25	SOFR + 4.50%	7/21/2032	11,931	(32)	(b) (c)
OEConnection LLC	TL 1L 04/24	SOFR + 4.50%	12/23/2032	26,841	26,240	(b)
OEConnection LLC	Revolver 1L 04/24	SOFR + 4.50%	12/23/2032	2,843	(35)	(b) (c)
OEConnection LLC	TL 1L DD 12/24	SOFR + 4.50%	12/23/2032	4,674	(105)	(b) (c)
Veriforce LLC	TL 1L 11/24 USD	SOFR + 4.75%	11/21/2031	30,610	30,200	(b)
Veriforce LLC	TL 1L 11/24 GBP	SONIA + 4.75%	11/21/2031	10,467	13,669	(b) (g)
Veriforce LLC	TL 1L DD-2 11/24 USD	SOFR + 4.75%	11/21/2031	1,619	(22)	(b) (c)
Veriforce LLC	Revolver 1L 11/24	SOFR + 4.75%	11/21/2031	2,923	(9)	(b) (c)
Veriforce LLC	TL 1L DD 09/25	SOFR + 4.50%	11/21/2031	4,185	(111)	(b) (c)

Trading Companies & Distributors — 3.0%
Radwell International LLC	Revolver 1L 04/22	SOFR + 4.75%	4/1/2030	1,360	311	(b) (c)
Radwell International LLC	TL 1L 12/22	SOFR + 4.75%	4/1/2030	17,550	17,462	(b)
Radwell International LLC	TL 1L DD 11/24	SOFR + 4.75%	4/1/2030	16,096	16,015	(b)
NEFCO Corp	Revolver 1L 01/26	SOFR + 4.50%	1/13/2033	2,080	411	(b) (c)
NEFCO Corp	TL 1L 01/26	SOFR + 4.50%	1/13/2033	14,559	14,523	(b)
NEFCO Corp	TL 1L DD 01/26	SOFR + 4.50%	1/13/2033	3,120	(8)	(b) (c)

Total Senior Secured Loans - First Lien (Cost $1,669,298)					$1,662,595

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

Subordinated Debt — 0.0%

Property & Casualty Insurance — 0.0%
Alacrity Solutions Group LLC	TL Mezz 02/25 (PIK Notes)	SOFR + 8.00%	2/28/2030	$765	$642	(b) (d)

Total Subordinated Debt (Cost $765)					$642

Equity — 0.1%
IT Consulting & Other Services – 0.1%
New Era Technology Inc	Common Stock (Takeback)			1,675	-	(a) (b)
New Era Technology Inc	Perp (Pref Equity) PIK			1,675	435	(a) (b)

Property & Casualty Insurance — 0.0%
Alacrity Solutions Group LLC	Common Stock			423	-	(a) (b)
Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	SOFR + 8.00% PIK		452	18	(a) (b) (d) (h)

Total Equity (Cost $2,419)					$453

TOTAL INVESTMENTS (Cost $1,672,482) -— 102.4%					$1,663,690

MONEY MARKET FUNDS – 2.5%
BNY Mellon U.S. Treasury Fund		Money Market Fund Shares		19,703,206	19,703	(e)
State Street Institutional U.S. Government Money Market Fund		Opportunity Class		21,016,696	21,017	(f)

TOTAL MONEY MARKET FUNDS (Cost $40,720) – 2.5%					$40,720

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $1,713,202) – 104.9%					$1,704,410

LIABILITIES EXCEEDING OTHER ASSETS, NET– (4.9%)					(80,131)

NET ASSETS – 100.0%					$1,624,279

TL	Term loan
DD	Delayed draw term loan
1L	First lien
SOFR	Secured Overnight Financing Rate as of March 31, 2026 was 3.7%
SONIA	Sterling Overnight Index Average as of March 31, 2026 was 3.7%
EURIBOR	Euro Interbank Offered Rate Average as of March 31, 2026 was 2.1%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Investment is an unfunded or partially funded commitment.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest in additional par. PIK rate disclosed is excluded from the spread.
(e)	The money market fund’s average 7-day yield as of March 31, 2026 was 3.3%.
(f)	The money market fund’s average 7-day yield as of March 31, 2026 was 3.6%.
(g)	Par value is in GBP.
(h)	Asset is on non-accrual status.

US Direct Lending Fund-U Inc.	March 31, 2026 (Unaudited)

The following are the details of the restricted securities of the Company:

Issuer(1)	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Equity

Alacrity Solutions Group LLC	Common Stock	423	1,117	-		0.00%

Alacrity Solutions Group LLC	Perp (Pref Equity) PIK	452	452	18		0.00%

New Era Technology Inc	Common Stock (Takeback)	1,675	-	-		0.00%

New Era Technology Inc	Perp (Pref Equity) PIK	1,675	851	435		0.03%

Total			$2,420	$453

(1)	Refer to the Consolidated Schedule of Investments for more details on securities listed